Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES	INVENTORIES

	As of December 31,
	2023	2022
Raw materials	$33,136	$76,740
Semi-finished goods	3,559	4,443
Merchandise	16,414	33,518
	$53,109	$114,701
Costs of revenues related to inventories were $169,220 thousand (including impairment losses of $2,460 thousand), $195,616 thousand (including impairment losses of $3,045 thousand) and $186,179 thousand (including reversal of impairment losses of $639 thousand due to subsequent sale of inventories) for the years ended December 31, 2023, 2022 and 2021, respectively.